Acquisition (Tables)	12 Months Ended
Jun. 30, 2015
Acquisition (Tables):
Schedule of summarizes the estimated fair values of the assets	The following table summarizes the estimated fair values of the assets assumed at the acquisition date.
Inventory	$39,142
Goodwill	$1,024,358
Total Consideration	$1,063,500